Trade and other payables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Payables to merchants	₽ 8,479	₽ 12,801
Money remittances and e-wallets accounts payable	8,508	5,725
Deposits received from agents	3,492	8,357
Commissions payable	429	465
Accrued personnel expenses and related taxes	1,623	1,386
Other payables	834	794
Total trade and other payables	₽ 23,365	₽ 29,528